SHARE-BASED PAYMENT (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 24, 2024 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024	Dec. 31, 2025 CNY (¥)
IfrsStatementLineItems [Line Items]
Common stock issued | shares	1,487,870
Share price | $ / shares	$ 2.20
Warrants contractual term		1 year 7 months 17 days	1 year 7 months 17 days	2 years 7 months 17 days
Registered Offering [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares		74,394	74,394
Exercisable At Price | $ / shares		$ 2.20
Capital reserves		$ 67			¥ 483
Fair values at the date of issuance		50	¥ 359
Administrative expenses		$ 17	¥ 124